RULE 497 DOCUMENT

On behalf of each series of Guggenheim Funds Trust except Guggenheim Multi-Asset Fund, Guggenheim Mid Cap Value Fund and Guggenheim Capital Stewardship Fund (the "Funds"), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 10, 2017 (Accession No. 0001628280-17-003507), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST
Exhibit Number              Exhibit:

EX-101.INS         XBRL Instance Document
EX-101.SCH         XBRL Taxonomy Extension Schema Document
EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB         XBRL Taxonomy Extension Label Linkbase
EX-101.PRE         XBRL Taxonomy Extension Presentation Linkbase